Debt - Debt (Details) $ in Millions	Dec. 31, 2025 USD ($) rig	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Nov. 07, 2023 USD ($)
Debt Instrument [Line Items]
Number of rigs securing debt | rig	24
Long-term debt	$ 2,021.0	$ 1,992.5
Bank guarantees, letters of credit and performance bonds
Debt Instrument [Line Items]
Total	38.0	42.9
Senior Secured Notes Due 2028 And 2030
Debt Instrument [Line Items]
Total indebtedness	1,970.6
$250m Convertible bonds
Debt Instrument [Line Items]
Long-term debt	239.4	$ 239.4
Super senior revolving credit facility
Debt Instrument [Line Items]
Revolving credit facility	200.0
Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility	$ 34.0
Super senior revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Revolving credit facility			$ 45.0	$ 30.0